INCOME TAXES - Components of deferred income tax (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred income taxes
Deferred tax liability, net	$ (745.7)	$ (759.8)	$ (786.5)
Deferred tax expense (income)	(59.8)	5.5	108.5
Loss carryforwards
Deferred income taxes
Deferred tax liability, net	8.2	4.3
Deferred tax expense (income)	(2.1)	2.8	17.4
Defined benefit plans
Deferred income taxes
Deferred tax liability, net	35.3	82.5
Deferred tax expense (income)	(2.9)	(5.1)	3.8
Contract assets.
Deferred income taxes
Deferred tax liability, net	(41.2)	(65.5)
Deferred tax expense (income)	(24.3)	6.7	4.5
Property, plant and equipment
Deferred income taxes
Deferred tax liability, net	(436.9)	(459.0)
Deferred tax expense (income)	(22.1)	(21.7)	9.0
Goodwill, intangible assets and other assets
Deferred income taxes
Deferred tax liability, net	(332.8)	(322.9)
Deferred tax expense (income)	9.0	20.3	64.3
Long-term debt and derivative financial instruments
Deferred income taxes
Deferred tax liability, net	(8.9)	(19.2)
Deferred tax expense (income)	(6.6)	(0.7)	3.0
Others
Deferred income taxes
Deferred tax liability, net	30.6	20.0
Deferred tax expense (income)	$ (10.8)	$ 3.2	$ 6.5